UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6456

        Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Premier Municipal Income Fund, Inc. (NPF)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.0% (0.7% of Total Investments)

$1,000	BMC Special Care Facilities Financing Authority of the City of Montgomery, Alabama, Revenue Bonds,	11/14 at 100.00	Baa1	$ 1,012,600
	Baptist Medical Center, Series 2004C, 5.250%, 11/15/29

2,000	University of South Alabama, Student Tuition Revenue Bonds, Series 2004, 5.000%, 3/15/23 - FGIC	3/14 at 100.00	Aaa	2,149,140
	Insured

	Alaska - 0.7% (0.4% of Total Investments)

2,000	Alaska Housing Finance Corporation, General Mortgage Revenue Bonds, Series 1999A, 6.000%,	6/09 at 101.00	AAA	2,098,780
	6/01/49 - MBIA Insured

	Arizona - 5.4% (3.6% of Total Investments)

2,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A, 5.000%,	10/14 at 100.00	AAA	2,183,240
	10/01/21

6,000	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/12 at 101.00	AA	6,683,160
	Refunding Bonds, Series 2002A, 5.250%, 1/01/15

7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	1/13 at 100.00	AA	7,989,750
	Bonds, Series 2002B, 5.000%, 1/01/25

	Arkansas - 0.3% (0.2% of Total Investments)

320	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program Single Family	7/05 at 102.00	AAA	324,131
	Mortgage Bonds, Series 1994C, 6.600%, 7/01/17

485	Arkansas Development Finance Authority, FNMA/GNMA Mortgage-Backed Securities Program Single Family	7/05 at 102.00	AAA	490,180
	Mortgage Bonds, Series 1995B, 6.550%, 7/01/18 (Alternative Minimum Tax)

58	Drew County Public Facilities Board, Arkansas, FNMA Mortgage-Backed Single Family Revenue Refunding	2/05 at 102.00	Aaa	59,669
	Bonds, Series 1993A-2, 7.900%, 8/01/11

61	Stuttgart Public Facilities Board, Arkansas, Single Family Mortgage Revenue Refunding Bonds, Series	9/06 at 100.00	Aaa	62,571
	1993A, 7.900%, 9/01/11

	California - 16.1% (10.6% of Total Investments)

2,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Catholic	No Opt. Call	BBB+	2,103,680
	Healthcare West, Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)

4,000	California, General Obligation Bonds, Series 2004, 5.000%, 2/01/23	2/14 at 100.00	A	4,251,640

5,690	California Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2002A, 5.300%,	6/12 at 101.00	AAA	6,122,781
	12/01/21 - AMBAC Insured

1,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	1,135,460

1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	1,084,340
	Series 1996A, 5.300%, 7/01/21

	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A:
28,000	0.000%, 1/01/17	No Opt. Call	AAA	17,052,560
10,000	0.000%, 1/01/22 - RAAI Insured	No Opt. Call	AAA	4,729,900

2,640	North Orange County Community College District, California, General Obligation Bonds, Series 2003B,	8/14 at 100.00	AAA	2,927,311
	5.000%, 8/01/16 - FGIC Insured

10,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project,	8/10 at 101.00	AAA	10,842,300
	Series 2002, 5.000%, 8/01/17 - MBIA Insured

	Colorado - 2.2% (1.4% of Total Investments)

	Brighton School District 27J, Adams and Weld Counties, Colorado, General Obligation Bonds, Series
	2004:
1,000	5.000%, 12/01/23 - FGIC Insured	12/14 at 100.00	AAA	1,081,010
1,500	5.000%, 12/01/24 - FGIC Insured	12/14 at 100.00	AAA	1,615,185

1,150	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%,	9/14 at 100.00	Baa1	1,164,985
	9/01/25

1,000	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Healthcare Inc., Series 1999A,	12/09 at 101.00	Aaa	1,118,260
	5.750%, 12/01/23 - FSA Insured

750	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	1/15 at 100.00	BBB	780,113
	5.000%, 1/15/17

1,000	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,077,050
	12/15/24 - FSA Insured

	Connecticut - 1.1% (0.7% of Total Investments)

2,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut Light and	10/08 at 102.00	A3	2,140,760
	Power Company, Series 1993A, 5.850%, 9/01/28

1,300	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 1996C-2,	5/06 at 102.00	AAA	1,358,474
	6.250%, 11/15/18

	Florida - 4.4% (2.9% of Total Investments)

4,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/18 (Alternative Minimum	10/06 at 102.00	AAA	4,243,640
	Tax) - MBIA Insured

2,500	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds,	10/12 at 100.00	Baa2	2,597,850
	Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13

1,700	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue	4/10 at 101.00	N/R	1,878,976
	Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

4,790	Jacksonville, Florida, Sales Tax Revenue Bonds, River City Renaissance Project, Series 1996,	4/06 at 101.00	AAA	4,980,355
	5.125%, 10/01/18 - FGIC Insured

	Georgia - 4.3% (2.8% of Total Investments)

8,000	George L. Smith II World Congress Center Authority, Atlanta, Georgia, Revenue Refunding Bonds,	7/10 at 101.00	AAA	8,747,760
	Domed Stadium Project, Series 2000, 5.500%, 7/01/20 (Alternative Minimum Tax) - MBIA Insured

4,105	Municipal Electric Authority of Georgia, Combustion Turbine Revenue Bonds, Series 2003A, 5.125%,	11/13 at 100.00	AAA	4,529,909
	11/01/17 - MBIA Insured

	Hawaii - 0.8% (0.5% of Total Investments)

2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	1/09 at 101.00	AAA	2,493,608
	Inc., Series 1999D, 6.150%, 1/01/20 (Alternative Minimum Tax) - AMBAC Insured

	Idaho - 0.1% (0.0% of Total Investments)

220	Idaho Housing and Finance Association, Single Family Mortgage Bonds, Series 1996E, 6.350%, 7/01/14	7/06 at 102.00	Aa1	220,598
	(Alternative Minimum Tax)

	Illinois - 18.5% (12.1% of Total Investments)

8,670	Chicago, Illinois, General Obligation Bonds, City Colleges of Chicago Capital Improvement Project,	No Opt. Call	AAA	3,541,088
	Series 1999, 0.000%, 1/01/24 - FGIC Insured

850	Chicago Public Building Commission, Illinois, General Obligation Lease Certificates, Chicago Board	No Opt. Call	AAA	1,003,722
	of Education, Series 1990B, 7.000%, 1/01/15 - MBIA Insured

	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Series 1995:
9,995	5.125%, 1/01/25 (Pre-refunded to 1/01/06) - FGIC Insured	1/06 at 102.00	AAA	10,452,271
3,005	5.125%, 1/01/25 - FGIC Insured	1/06 at 102.00	AAA	3,116,245

8,500	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.750%, 11/01/30 - AMBAC Insured	No Opt. Call	AAA	10,339,230

4,165	Illinois Housing Development Authority, Section 8 Elderly Housing Revenue Bonds, Garden House of	3/05 at 100.00	A	4,171,248
	Maywood Development, Series 1992, 7.000%, 9/01/18

1,500	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.500%, 2/01/17 - FGIC	2/12 at 100.00	AAA	1,682,850
	Insured

9,300	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	10,669,611
	School Refunding Bonds, Series 2002, 5.250%, 12/01/18 - FSA Insured

	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 - MBIA Insured	No Opt. Call	AAA	4,368,321
10,775	0.000%, 12/15/24 - MBIA Insured	No Opt. Call	AAA	4,214,426

2,000	Onterie Center Housing Finance Corporation, Illinois, FHA-Insured Section 8 Assisted Mortgage	7/05 at 100.50	AAA	2,060,060
	Revenue Refunding Bonds, Onterie Center Project, Series 1992A, 7.050%, 7/01/27 - MBIA Insured

1,628	Wood River Township, Madison County, Illinois, General Obligation Bonds, Series 1993, 6.625%,	2/05 at 101.00	N/R	1,549,714
	2/01/14

	Indiana - 8.2% (5.4% of Total Investments)

	Anderson School Building Corporation, Madison County, Indiana, First Mortgage Bonds, Series 2003:
1,000	5.500%, 7/15/19 - FSA Insured	1/14 at 100.00	AAA	1,135,730
2,275	5.500%, 7/15/23 - FSA Insured	1/14 at 100.00	AAA	2,563,447

	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community
	School Corporation, Series 2000:
7,480	0.000%, 1/15/21 - MBIA Insured	No Opt. Call	AAA	3,592,270
7,980	0.000%, 1/15/22 - MBIA Insured	No Opt. Call	AAA	3,624,037
6,180	0.000%, 1/15/23 - MBIA Insured	No Opt. Call	AAA	2,655,546

2,535	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	2,699,395
	Series 2003A, 5.000%, 7/15/23 - FGIC Insured

2,350	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AAA	2,663,443
	(Pre-refunded to 6/01/13) - FSA Insured

9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 - AMBAC	No Opt. Call	AAA	3,545,128
	Insured

2,860	St. Joseph County PHM Elementary/Middle School Building Corporation, Indiana, First Mortgage Bonds,	No Opt. Call	A	3,134,989
	Series 1994, 6.300%, 1/15/09

	Louisiana - 0.4% (0.3% of Total Investments)

1,310	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted	9/05 at 103.00	AAA	1,367,273
	Care Facility, Series 1995, 6.850%, 9/01/25

	Maine - 4.7% (3.1% of Total Investments)

7,965	Maine Educational Loan Marketing Corporation, Student Loan Revenue Bonds, Subordinate Series	No Opt. Call	A2	8,253,891
	1994B-2, 6.250%, 11/01/06 (Alternative Minimum Tax)

6,085	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2004A-2, 5.000%, 11/15/21	5/13 at 100.00	AA+	6,354,383
	(Alternative Minimum Tax)

	Maryland - 0.7% (0.4% of Total Investments)

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	Baa1	2,076,900
	2004, 5.375%, 8/15/24

	Massachusetts - 2.1% (1.4% of Total Investments)

1,900	Massachusetts, General Obligation Bonds, Series 2003D, 5.250%, 10/01/20 (Pre-refunded to 10/01/13)	10/13 at 100.00	Aa2	2,138,298

1,000	Massachusetts Development Finance Authority, Revenue Bonds, Hampshire College, Series 2004,	10/14 at 100.00	BBB	1,050,890
	5.625%, 10/01/24

3,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24 - FGIC	1/14 at 100.00	AAA	3,301,260
	Insured

	Michigan - 2.1% (1.4% of Total Investments)

2,925	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/17 - XLCA Insured	4/13 at 100.00	AAA	3,221,303

3,025	Wayne County, Michigan, Airport Revenue Refunding Bonds, Detroit Metropolitan Airport, Series	12/12 at 100.00	AAA	3,369,064
	2002C, 5.375%, 12/01/19 - FGIC Insured

	Minnesota - 6.9% (4.6% of Total Investments)

6,900	Champlin, Minnesota, GNMA Guaranteed Senior Housing Revenue Bonds, Champlin Shores Senior Living	6/12 at 105.00	Aaa	6,961,755
	Center, Series 2002A, 3.000%, 12/20/43

4,350	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A	4,458,445

1,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds, Benedictine	2/14 at 100.00	A-	1,047,980
	Health System - St. Mary's Duluth Clinic, Series 2004, 5.250%, 2/15/21

2,290	Minneapolis-St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, HealthPartners	12/13 at 100.00	BBB+	2,474,986
	Inc., Series 2003, 6.000%, 12/01/20

1,000	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/19	10/14 at 100.00	A3	1,099,340

	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas, Series
	2004-5Y:
530	5.250%, 10/01/19	10/14 at 100.00	A2	582,650
1,500	5.250%, 10/01/34	10/14 at 100.00	A2	1,586,100

3,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, Office Building at Cedar Street, Series	12/13 at 100.00	AA+	3,340,320
	2003, 5.250%, 12/01/20

	Mississippi - 0.4% (0.3% of Total Investments)

1,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	1,323,628
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 2.7% (1.8% of Total Investments)

2,880	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health	2/15 at 102.00	BBB+	3,028,723
	System, Series 2004, 5.500%, 2/15/24

5,000	Missouri, General Obligation Refunding Bonds, Fourth State Building, Series 2002A, 5.000%,	10/12 at 100.00	AAA	5,485,100
	10/01/18

	Nebraska - 2.3% (1.5% of Total Investments)

1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medical	No Opt. Call	A2	1,712,704
	Center, Series 2003, 5.000%, 11/15/16

2,580	Grand Island, Nebraska, Electric System Revenue Bonds, Series 1977, 6.100%, 9/01/12	3/05 at 100.00	A+***	2,843,857

2,350	Nebraska Higher Education Loan Program Incorporated, Senior Subordinate Bonds, Series 1993A-5B,	No Opt. Call	AAA	2,473,845
	6.250%, 6/01/18 (Alternative Minimum Tax) - MBIA Insured

	Nevada - 3.9% (2.6% of Total Investments)

10,900	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	12,275,144
	MBIA Insured

	New Hampshire - 1.9% (1.2% of Total Investments)

490	New Hampshire Municipal Bond Bank, Revenue Bonds, Coe-Brown Northwood Academy Project, Series 1994,	No Opt. Call	N/R	495,307
	7.250%, 5/01/09

5,000	New Hampshire Housing Finance Authority, FHLMC Multifamily Housing Revenue Remarketed Bonds,	7/10 at 101.00	Aaa	5,310,600
	Countryside LP Project, Series 1994, 6.100%, 7/01/24 (Alternative Minimum Tax)

	New Jersey - 1.6% (1.1% of Total Investments)

3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	AAA	3,455,310
	6/15/24 (Pre-refunded to 6/15/13)

1,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	1,627,680

	New York - 15.1% (10.0% of Total Investments)

5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds, Series	11/12 at 100.00	AAA	5,477,700
	2002A, 5.125%, 11/15/21 - FGIC Insured

	New York City, New York, General Obligation Bonds, Fiscal Series 1996J:
3,855	5.875%, 2/15/19 (Pre-refunded to 2/15/06)	2/06 at 101.50	A***	4,056,192
145	5.875%, 2/15/19	2/06 at 101.50	A	151,760

4,265	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	A	4,593,277

1,200	New York City, New York, General Obligation Bonds, Fiscal Series 2004B, 5.250%, 8/01/15	8/14 at 100.00	A	1,333,932

4,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	A	4,361,720

	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series
	1998A:
1,750	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AA+***	1,882,790
935	5.125%, 8/15/21 (Pre-refunded to 8/15/07)	8/07 at 101.00	AA+***	1,005,948
1,795	5.125%, 8/15/21	8/07 at 101.00	AA+	1,901,246

1,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds, Upstate	7/14 at 100.00	AA-	1,640,325
	Community Colleges, Series 2004B, 5.250%, 7/01/19

10,000	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	5/10 at 101.00	AAA	11,339,100
	Facilities Revenue Bonds, 1999 Resolution, Series 2000B, 5.500%, 5/15/30 (Pre-refunded to
	5/15/10) - FSA Insured

1,115	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, Hospital	2/05 at 100.00	AAA	1,136,653
	and Nursing Home Projects, Series 1992B, 6.200%, 8/15/22

3,515	New York State Medical Care Facilities Finance Agency, FHA-Insured Mortgage Revenue Bonds, St.	2/05 at 101.00	AAA	3,623,965
	Luke's-Roosevelt Hospital Center, Series 1993A, 5.600%, 8/15/13

3,250	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	3,530,508
	5.250%, 6/01/22

1,000	New York State Urban Development Corporation, Subordinate Lien Corporate Purpose Bonds, Series	7/14 at 100.00	A	1,074,920
	2004A, 5.125%, 1/01/22

	North Carolina - 4.1% (2.7% of Total Investments)

10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	No Opt. Call	AAA	12,663,232
	6.000%, 1/01/22 - CAPMAC Insured

	Ohio - 2.7% (1.7% of Total Investments)

2,110	Cleveland-Rock Glen Housing Assistance Corporation, Ohio, FHA-Insured Section 8 Mortgage Revenue	7/05 at 102.00	AAA	2,175,769
	Refunding Bonds, Series 1994A, 6.750%, 1/15/25

2,000	Granville Exempt Village School District, Ohio, General Obligation Bonds, Series 2001, 5.000%,	12/11 at 100.00	Aa3	2,111,700
	12/01/24

4,000	Ohio, Solid Waste Revenue Bonds, Republic Services Inc., Series 2004, 4.250%, 4/01/33 (Alternative	No Opt. Call	BBB+	3,964,760
	Minimum Tax) (Mandatory put 4/01/14)

	Oregon - 1.3% (0.9% of Total Investments)

	Oregon, General Obligation Bonds, State Board of Higher Education, Series 2004A:
1,795	5.000%, 8/01/21	8/14 at 100.00	AA-	1,948,275
1,990	5.000%, 8/01/23	8/14 at 100.00	AA-	2,141,917

	Pennsylvania - 0.6% (0.4% of Total Investments)

1,715	Falls Township Hospital Authority, Pennsylvania, FHA-Insured Revenue Refunding Bonds, Delaware	2/05 at 100.00	AAA	1,782,571
	Valley Medical Center Project, Series 1992, 7.000%, 8/01/22

	Rhode Island - 2.4% (1.6% of Total Investments)

7,655	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	7,582,966
	Series 2002A, 6.000%, 6/01/23

	South Carolina - 7.6% (5.0% of Total Investments)

2,500	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	A-	2,655,875
	Assets for Education, Series 2003, 5.250%, 12/01/24

4,405	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	4,730,133
	Series 2004, 5.250%, 12/01/23

3,340	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003,	12/13 at 100.00	AA-	3,629,778
	5.250%, 12/01/19

3,620	Greenville, South Carolina, Hospital Facilities Revenue Refunding Bonds, Series 2003A, 5.250%,	5/13 at 100.00	AAA	3,965,710
	5/01/21 - AMBAC Insured

1,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	1,562,295
	Health System Inc., Series 2002A, 5.625%, 11/15/30

5,500	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue	8/13 at 100.00	BBB	5,971,735
	Bonds, Palmetto Health Alliance, Series 2003C, 6.375%, 8/01/34

1,145	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	1,147,221
	Bonds, Series 2001B, 6.000%, 5/15/22

	South Dakota - 0.6% (0.4% of Total Investments)

1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,856,243
	Health System, Series 2004A, 5.500%, 11/01/31

	Tennessee - 0.7% (0.5% of Total Investments)

2,060	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and	1/09 at 101.00	AAA	2,210,050
	Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 - MBIA Insured

	Texas - 6.2% (4.1% of Total Investments)

1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project,	10/13 at 101.00	BBB	1,178,716
	Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)

3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/25 -	5/14 at 100.00	AAA	3,274,980
	MBIA Insured

2,265	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	2,473,629
	Corporation, Series 2003C, 5.250%, 5/15/25 - AMBAC Insured

2,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/11 at 100.00	AAA	2,136,800
	2001, 5.375%, 2/15/26

3,735	Texas General Services Commission, Certificates of Participation, Series 1992, 7.500%, 9/01/22	3/05 at 100.50	A	3,793,938

	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
3,525	5.250%, 2/15/18 - AMBAC Insured	8/13 at 100.00	AAA	3,906,616
2,250	5.250%, 2/15/19 - AMBAC Insured	8/13 at 100.00	AAA	2,487,015

135	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	135,612
	Series 1995, 8.125%, 1/01/11

	Utah - 0.4% (0.2% of Total Investments)

665	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21 (Alternative	7/11 at 100.00	Aa2	693,961
	Minimum Tax)

70	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1996C, 6.450%, 7/01/14	1/07 at 102.00	AA	70,208
	(Alternative Minimum Tax)

380	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/15	7/07 at 101.50	AA	396,709
	(Alternative Minimum Tax)

	Washington - 9.8% (6.4% of Total Investments)

2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	2,862,800
	2002C, 5.750%, 7/01/17 - MBIA Insured

3,000	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series 2003A,	7/13 at 100.00	Aaa	3,376,980
	5.500%, 7/01/16

6,160	King County Public Hospital District 2, Washington, Limited Tax General Obligation Bonds, Evergreen	6/11 at 101.00	AAA	6,627,482
	Hospital Medical Center, Series 2001A, 5.250%, 12/01/24 - AMBAC Insured

5,000	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	5,591,400
	2001, 5.500%, 3/01/12 - FSA Insured

1,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Series	No Opt. Call	Baa3	1,033,540
	2003, 6.000%, 12/01/23

9,750	Washington, General Obligation Refunding Bonds, Series 1992A and 1992AT-6, 6.250%, 2/01/11	No Opt. Call	Aa1	10,989,128

	West Virginia - 2.7% (1.8% of Total Investments)

3,150	West Virginia Water Development Authority, Loan Program II Revenue Bonds, Series 2003B, 5.250%,	11/13 at 101.00	AAA	3,480,529
	11/01/23 - AMBAC Insured

2,400	West Virginia University, Unlimited Student Fees General Revenue Bonds, West Virginia University	10/14 at 100.00	AAA	2,565,888
	Project, Series 2004C, 5.000%, 10/01/25 - FGIC Insured

2,000	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Series 2003A, 5.500%,	10/13 at 101.00	AAA	2,267,500
	10/01/23 - AMBAC Insured

	Wisconsin - 5.0% (3.3% of Total Investments)

455	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 1992A, 6.850%,	7/05 at 100.00	AA	455,746
	11/01/12

5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/10 at 101.00	AA	5,626,400
	1999, 6.250%, 2/15/18 - RAAI Insured

5,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare Inc.,	7/11 at 100.00	A-	5,987,235
	Series 2001, 6.000%, 7/01/30

2,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	A+	2,436,410
	Health Obligated Group, Series 2001, 5.375%, 10/01/30

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,038,450
	2004, 5.375%, 5/01/18

$491,477	Total Long-Term Investments (cost $436,387,130) - 152.0%			472,929,171

	Other Assets Less Liabilities - 1.0%			3,302,631

	Preferred Shares, at Liquidation Value - (53.0)%			(165,000,000)

	Net Assets Applicable to Common Shares - 100%			$311,231,802

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares
	unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarly due to timing differences in recognizing income on
	taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At January 31, 2005, the cost of investments was $436,335,447.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$36,826,434
	Depreciation	(232,710)

	Net unrealized appreciation of investments	$36,593,724

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.